Subsequent event (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Jun. 23, 2020 INR (₨)	Jun. 26, 2018 USD ($) $ / shares shares	Jun. 26, 2018 INR (₨)	Jul. 31, 2020 item	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017	Jun. 24, 2020 shares	Jun. 23, 2020 $ / shares shares	Jun. 26, 2018 ₨ / shares shares	Aug. 04, 2017 INR (₨)	Jul. 31, 2017 INR (₨)
Subsequent event
Equity interest in subsidiary (as a percent)					98.56%	98.53%	98.22%	98.20%
Issue of ordinary shares in follow-on public offering, net of issuance costs		$ 56,925	₨ 3,888,547			₨ 3,563,630	₨ 5,801
Number of Employees | item				917
Product development
Subsequent event
Number of Employees | item				30
Sales and marketing
Subsequent event
Number of Employees | item				118
Technology development and technology support
Subsequent event
Number of Employees | item				24
Others (including operations, business development, administration, finance and accounting, legal and human resources)
Subsequent event
Number of Employees | item				745
Underwriter option
Subsequent event
Price per share | (per share)		$ 5.50									₨ 375.71
Yatra Online Private Limited
Subsequent event
Equity interest in subsidiary (as a percent)					98.56%	98.53%
Ordinary shares | Underwriter option
Subsequent event
Issue of ordinary shares in follow-on public offering, net of issuance costs | shares		1,350,000									1,350,000
Air Travel Bureau Limited
Subsequent event
Cash transferred						₨ 200
Final payment					₨ 800
Reduction in final payment against earn out contingency provision					390
Earnout contingency provision					₨ 1,190
Final payment to be paid													₨ 1,120,510
Air Travel Bureau Limited | Yatra Online Private Limited
Subsequent event
Cash transferred												₨ 510,000
Major ordinary share transactions
Subsequent event
Price per share | $ / shares										$ 0.80
Issue of ordinary shares in follow-on public offering, net of issuance costs	₨ 11,388
Major ordinary share transactions | Underwriter option
Subsequent event
Issue of ordinary shares in follow-on public offering, net of issuance costs | shares									1,875,000
Major ordinary share transactions | Ordinary shares | Follow-on public offering
Subsequent event
Issue of ordinary shares in follow-on public offering, net of issuance costs | shares										12,500,000